ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets	$ 47,943	$ 17,634
Property, Plant And Equipment	3,750	411
Goodwill	20,054	431
Trade And Other Payables	5,628	1,809
Deferred Tax	1,511	139
Non-controlling Interest	$ (225)	(113)
Kasa Wholefoods Company S.A.S.
Statement [Line Items]
Current Assets		331
Property, Plant And Equipment		9
Intangible Assets		48
Goodwill		834
Trade And Other Payables		(246)
Long Term Debt		(107)
Amounts Payable To Flora Growth Corp. Consolidated Group		(591)
Deferred Tax		15
Non-controlling Interest		(27)
Total Consideration Paid		$ 236